Cover	Jan. 18, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2024
Entity File Number	001-41880
Entity Registrant Name	AIMEI HEALTH TECHNOLOGY CO., LTD
Entity Central Index Key	0001979005
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 East 53rd Street
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	+34 678
Local Phone Number	035200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares [Member]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	AFJK
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	AFJKR
Security Exchange Name	NASDAQ
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	AFJKU
Security Exchange Name	NASDAQ